Unaudited Interim Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Common stock		Additional paid-in capital		Accumulated other comprehensive income	Accumulated deficit	Total
Balance at Jun. 30, 2022		$ 19,800	[1]	$ 12,661,957	[1]	$ 268,859	$ (9,459,020)	$ 3,491,596
Balance (in Shares) at Jun. 30, 2022	[1]	19,800,000
Net loss							(3,732,777)	(3,732,777)
Issuance of shares		$ 200	[1]	1,011,408	[1]			1,011,608
Issuance of shares (in Shares)	[1]	200,000
Foreign currency translation adjustment						535,161		535,161
Balance at Jun. 30, 2023		$ 20,000	[1]	13,673,365	[1]	804,020	(13,191,797)	1,305,588
Balance (in Shares) at Jun. 30, 2023	[1]	20,000,000
Net loss							(1,972,892)	(1,972,892)
Foreign currency translation adjustment						169,507		169,507
Balance at Mar. 31, 2024		$ 20,000	[1]	13,673,365	[1]	973,527	(15,164,689)	(497,797)
Balance (in Shares) at Mar. 31, 2024	[1]	20,000,000
Balance at Jun. 30, 2023		$ 20,000	[1]	13,673,365	[1]	804,020	(13,191,797)	1,305,588
Balance (in Shares) at Jun. 30, 2023	[1]	20,000,000
Waiver of amount due to related parties – major stockholders				1,233,764	[1]			1,233,764
Waiver of amount due to related parties – related corporations				1,586,860	[1]			1,586,860
Net loss							(2,782,278)	(2,782,278)
Foreign currency translation adjustment						319,324		319,324
Balance at Jun. 30, 2024		$ 20,000	[1]	16,493,989	[1]	1,123,344	(15,974,075)	1,663,258
Balance (in Shares) at Jun. 30, 2024	[1]	20,000,000
Net loss							(2,557,358)	(2,557,358)
Issuance of shares		$ 1,640	[1]	4,853,289	[1]			4,854,929
Issuance of shares (in Shares)	[1]	1,640,000
Foreign currency translation adjustment						168,954		168,954
Balance at Mar. 31, 2025		$ 21,640	[1]	$ 21,347,278	[1]	$ 1,292,298	$ (18,531,433)	$ 4,129,783
Balance (in Shares) at Mar. 31, 2025	[1]	21,640,000

[1]	Giving retroactive effect to the 4 for 1 share split effected on May 16, 2023 and 5 for 1 reverse share split effected on October 15, 2024.